UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS – 34.3%
$250,000	Akorn, Inc. 4.500%, 4/16/20211, 2	$251,250
249,372	AqGen Liberty Management I, Inc. 6.500%, 7/1/20191, 2	249,372
250,000	Ardagh Holdings USA, Inc. 4.000%, 12/17/20191, 2	250,781
250,000	Asurion LLC 8.500%, 3/3/20211, 2	259,844
249,372	Atlas Energy LP 6.500%, 7/31/20191, 2	253,268
345,625	BATS Global Markets Holdings, Inc. 5.000%, 1/31/20201, 2	343,178
249,372	Blue Coat Systems, Inc. 4.000%, 5/31/20192	249,943
497,500	BMC Software Finance, Inc. 5.000%, 9/10/20201, 2	497,111
500,000	Capital Automotive LP 6.000%, 4/30/20201, 2	512,290
475,646	Cedar Bay Generating Co. LP 6.250%, 4/23/20201, 2	481,591
298,874	CHS/Community Health Systems, Inc. 4.250%, 1/27/20211, 2	300,929
238,505	Dealertrack Technologies, Inc. 3.500%, 2/28/20211, 2	238,556
246,305	Fieldwood Energy LLC 8.375%, 9/30/20201, 2	254,464
	Flexera Software LLC
250,000	4.500%, 4/2/20201, 2	250,416
250,000	8.000%, 4/2/20211, 2	250,938
497,494	Gardner Denver, Inc. 4.250%, 7/30/20201, 2	497,827
396,985	Hertz Corp. 3.000%, 3/11/20181, 2	394,702
370,000	Hilton Worldwide Finance LLC 7.500%, 10/26/20201, 2	369,917
250,000	Jonah Energy LLC 8.750%, 5/12/20211, 2	252,605
248,330	Landry's, Inc. 4.000%, 4/24/20181, 2	249,495
497,487	MacDermid, Inc. 4.000%, 6/7/20201, 2	498,420
350,000	Medpace Holdings, Inc. 5.000%, 4/1/20211, 2	351,605
496,222	Monitronics International, Inc. 4.250%, 3/23/20181, 2	497,926

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$340,455	MPH Acquisition Holdings LLC 4.000%, 3/31/20211, 2	$339,951
500,000	Mustang Parent Corp. 4.250%, 9/30/20202	501,562
250,000	Par Pharmaceutical Cos., Inc. 4.000%, 9/28/20191, 2	250,000
498,701	PGA Holdings, Inc. 4.250%, 4/20/20181, 2	500,182
497,464	Protection One, Inc. 4.250%, 3/21/20192	499,096
398,995	Quikrete Cos., Inc. 4.000%, 9/28/20201, 2	400,086
213,749	Raven Power Finance LLC 5.250%, 12/19/20201, 2	214,417
545,875	RBS Global, Inc. 4.000%, 8/21/20201, 2	546,252
299,250	Southwire Co. 3.250%, 2/10/20211, 2	299,296
398,623	Spin Holdco, Inc. 4.250%, 11/8/20191, 2	399,833
500,000	Tallgrass Operations LLC 4.250%, 11/13/20181, 2	504,477
243,750	TGGT Holdings LLC 6.500%, 11/15/20181, 2	246,340
250,000	TransDigm, Inc. 3.750%, 6/4/20211, 2	249,239
348,749	Viskase Cos., Inc. 4.250%, 1/22/20211, 2	346,860
248,750	Western Refining, Inc. 4.250%, 11/12/20201, 2	250,616
	TOTAL BANK LOANS (Cost $13,275,886)	13,304,635

	CORPORATE BONDS – 60.5%
	BASIC MATERIALS – 5.1%
250,000	ArcelorMittal (Luxembourg) 6.125%, 6/1/20183	275,000
	FMG Resources August 2006 Pty Ltd. (Australia)
250,000	6.000%, 4/1/20171, 3, 4	258,906
200,000	8.250%, 11/1/20191, 3, 4	218,500
400,000	Hexion U.S. Finance Corp. 6.625%, 4/15/20201	426,000
500,000	INEOS Group Holdings S.A. (Luxembourg) 6.125%, 8/15/20181, 3, 4	519,375

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	BASIC MATERIALS (Continued)
$250,000	Novelis, Inc. (Canada) 8.375%, 12/15/20171, 3	$266,813
		1,964,594
	COMMUNICATIONS – 4.4%
500,000	Goodman Networks, Inc. 12.125%, 7/1/20181	551,250
300,000	Mediacom Broadband LLC / Mediacom Broadband Corp. 5.500%, 4/15/20211, 4	304,875
350,000	SBA Communications Corp. 5.625%, 10/1/20191	372,313
200,000	T-Mobile USA, Inc. 6.464%, 4/28/20191	211,000
250,000	Univision Communications, Inc. 6.875%, 5/15/20191, 4	267,500
		1,706,938
	CONSUMER, CYCLICAL – 0.8%
300,000	American Axle & Manufacturing, Inc. 5.125%, 2/15/20191	316,500

	CONSUMER, NON-CYCLICAL – 14.9%
450,000	APX Group, Inc. 6.375%, 12/1/20191	469,125
250,000	ARAMARK Corp. 5.750%, 3/15/20201	265,625
150,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 2.977%, 12/1/20171, 2	153,750
200,000	Cardtronics, Inc. 8.250%, 9/1/20181	211,000
300,000	Centene Corp. 5.750%, 6/1/2017	327,750
500,000	HCA, Inc. 6.500%, 2/15/2020	563,750
350,000	Hologic, Inc. 6.250%, 8/1/20201	371,000
300,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/20211, 4	323,250
250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20201	272,812
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
250,000	7.125%, 4/15/20191	262,500
250,000	5.750%, 10/15/20201	265,000

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$250,000	Salix Pharmaceuticals Ltd. 6.000%, 1/15/20211, 4	$268,750
500,000	Smithfield Foods, Inc. 5.250%, 8/1/20181, 4	523,750
	Tenet Healthcare Corp.
100,000	5.000%, 3/1/20194	101,625
350,000	6.000%, 10/1/2020	380,625
250,000	United Rentals North America, Inc. 5.750%, 7/15/20181	265,625
200,000	Universal Hospital Services, Inc. 7.625%, 8/15/20201	210,500
250,000	Valeant Pharmaceuticals International 6.375%, 10/15/20201, 4	266,563
250,000	Valeant Pharmaceuticals International, Inc. (Canada) 6.750%, 8/15/20181, 3, 4	270,000
		5,773,000
	ENERGY – 17.2%
350,000	Antero Resources Finance Corp. 6.000%, 12/1/20201	377,125
250,000	Bill Barrett Corp. 7.625%, 10/1/20191	270,625
500,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/20201	551,250
350,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.000%, 12/15/20201	369,250
250,000	El Paso LLC 7.250%, 6/1/2018	285,937
250,000	Halcon Resources Corp. 9.750%, 7/15/20201	274,063
435,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.500%, 3/1/20201	470,887
350,000	Kodiak Oil & Gas Corp. (Canada) 8.125%, 12/1/20191, 3	389,375
150,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/20201	162,000
250,000	Northern Tier Energy LLC / Northern Tier Finance Corp. 7.125%, 11/15/20201	272,188
250,000	Oasis Petroleum, Inc. 7.250%, 2/1/20191	266,250
400,000	Offshore Group Investment Ltd. (Cayman Islands) 7.500%, 11/1/20191, 3	425,000
300,000	Pacific Drilling V Ltd. (Virgin Islands (British)) 7.250%, 12/1/20171, 3, 4	318,750

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$355,000	Penn Virginia Corp. 8.500%, 5/1/20201	$398,487
350,000	Resolute Energy Corp. 8.500%, 5/1/20201	366,625
300,000	Rockies Express Pipeline LLC 6.850%, 7/15/20184	325,500
250,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp. 5.875%, 10/1/20201	265,000
350,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/20181, 3, 4	368,375
480,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/20201	522,000
		6,678,687
	FINANCIAL – 10.5%
	Aircastle Ltd. (Bermuda)
250,000	4.625%, 12/15/20183	258,125
250,000	7.625%, 4/15/20203	293,125
300,000	American Capital Ltd. 6.500%, 9/15/20181, 4	321,000
450,000	CNO Financial Group, Inc. 6.375%, 10/1/20201, 4	488,250
500,000	E*TRADE Financial Corp. 6.375%, 11/15/20191	543,750
500,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/20201, 3	533,750
	Nationstar Mortgage LLC / Nationstar Capital Corp.
250,000	6.500%, 8/1/20181	258,125
100,000	7.875%, 10/1/20201	105,500
350,000	Ocwen Financial Corp. 6.625%, 5/15/20191, 4	362,250
350,000	Provident Funding Associates LP / PFG Finance Corp. 10.125%, 2/15/20191, 4	381,062
500,000	Stearns Holdings, Inc. 9.375%, 8/15/20201, 4	526,250
		4,071,187
	INDUSTRIAL – 2.4%
250,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.250%, 1/31/20191, 3, 4	256,875
300,000	Bombardier, Inc. (Canada) 4.750%, 4/15/20193, 4	305,625

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$350,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/20211	$372,750
		935,250
	TECHNOLOGY – 3.7%
200,000	ACI Worldwide, Inc. 6.375%, 8/15/20201, 4	211,000
500,000	iGATE Corp. 4.750%, 4/15/20191, 4	511,250
250,000	Infor US, Inc. 9.375%, 4/1/20191	279,375
400,000	SunGard Data Systems, Inc. 7.625%, 11/15/20201	438,000
		1,439,625
	UTILITIES – 1.5%
250,000	GenOn Energy, Inc. 9.500%, 10/15/2018	275,625
250,000	NRG Energy, Inc. 7.625%, 1/15/2018	286,875
		562,500
	TOTAL CORPORATE BONDS (Cost $23,037,874)	23,448,281

	TOTAL INVESTMENTS – 94.8% (Cost $36,313,760)	36,752,916
	Other Assets in Excess of Liabilities – 5.2%	2,013,080

	TOTAL NET ASSETS – 100.0%	$38,765,996

LP – Limited Partnership
PLC – Public Limited Company

1	Callable.
2	Variable, floating or step rate security.
3	Foreign security denominated in U.S. Dollars.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
Fountain Short Duration High Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on October 7, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At June 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$36,313,760

Gross unrealized appreciation	$488,925
Gross unrealized depreciation	(49,769)

Net unrealized appreciation on investments	$439,156

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1**	Level 2	Level 3**	Total
Investments
Bank Loans	$-	$13,304,635	$-	$13,304,635
Corporate Bonds*	-	23,448,281	-	23,448,281
Total Investments	$-	$36,752,916	$-	$36,752,916

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 1 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill

Title:	Maureen Quill, President
Date:	8/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	8/29/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/29/14